Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2012		Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 9,461,404	[1]	$ 13,856,893	$ 10,955,403
Available-for-sale securities				10,403,315
Accounts receivable, less allowance of $0 at September 30, 2012, December 31, 2011 and $10,160 in 2010	7,661,038	[1]	13,388,909	4,196,361
Inventory	13,005,120	[1]	10,354,707	10,539,116
Assets held for sale				1,000,000
Prepaid expenses and other current assets	1,552,429	[1]	1,894,014	1,584,466
Total current assets	31,679,991	[1]	39,494,523	38,678,661
Restricted cash				525,000
Property, plant, and equipment (net of accumulated depreciation of $26,913,460 at September 30, 2012 and $25,616,113 at December 31, 2011)	7,404,490	[1]	8,686,840	9,838,631
Investment in leased property, net				263,239
Note Receivable	585,611	[1]
Intangible assets, net	5,896,909	[1]	7,474,636	9,871,394
Total assets	45,567,001	[1]	55,655,999	59,176,925
Current liabilities:
Accounts payable	5,541,807	[1]	4,668,721	3,560,048
Accrued expenses	2,075,772	[1]	3,172,998	4,336,229
Product warranty reserve	2,968,613	[1]	1,210,909	862,480
Borrowings under line of credit	1,000,000	[1]	5,405,110
Current portion long term debt				9,956
Deferred revenue	4,175,560	[1]	2,505,175	2,452,840
Other current liabilities	334,085	[1]	80,000	1,901,372
Total current liabilities	16,095,837	[1]	17,042,913	13,122,925
Common stock warrant liability	1,594,323	[1]	5,320,990
Deferred revenue	3,567,583	[1]	3,036,829	1,896,910
Other liabilities	1,264,621	[1]	1,219,602	1,243,728
Total liabilities	22,522,364	[1]	26,620,334	16,263,562
Stockholders' equity:
Common stock, $0.01 par value per share; 245,000,000 shares authorized; Issued (including shares in treasury): 38,197,255 at September 30, 2012, 22,924,411 at December 31, 2011and 13,369,924 at December 31, 2010	381,973	[1]	229,244	133,699
Additional paid-in capital	801,351,649	[1]	784,213,871	770,863,164
Accumulated other comprehensive income	1,035,329	[1]	928,744	965,868
Accumulated deficit	(778,171,932)	[1]	(754,783,812)	(727,329,858)
Less common stock in treasury:165,906 shares at September 30, 2012 and December 31, 2011 and 180,449 shares at December 31, 2010	(1,552,382)	[1]	(1,552,382)	(1,719,510)
Total stockholders' equity	23,044,637	[1]	29,035,665	42,913,363
Total liabilities and stockholders' equity	$ 45,567,001	[1]	$ 55,655,999	$ 59,176,925

[1]	(Unaudited)